UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD 20814


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       8/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-11064         Edgemoor Investment Advisors, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             118

Form 13F Information Table Value Total:  $      285,751
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                    COM            88579Y101     7965   100830 SH       SOLE                100830      0    0
AES Trust III                             PFD            00808N202      287     6610 SH       SOLE                  6610      0    0
AGL Res                                   COM            001204106      696    19431 SH       SOLE                 19431
Amer Electric Power Co.                   COM            025537101     1466    45398 SH       SOLE                 45398      0    0
American Express Co.                      COM            025816109     8520   214617 SH       SOLE                214617      0    0
Amgen Inc.                                COM            031162100      279     5310 SH       SOLE                  5310
Annaly Mortgage Management                COM            035710409     2248   131064 SH       SOLE                131064
Apartment Invest. & Mgt. Pfd. Y           PFD            03748R796      290    12300 SH       SOLE                 12300      0    0
Archer Daniels Midland Corp. 6.25%        PFD            039483201      993    27420 SH       SOLE                 27420
Equity Units
Atlantic Power Corp.                      COM            04878Q863      348    29900 SH       SOLE                 29900
Atmos Energy Corp.                        COM            049560105     1659    61370 SH       SOLE                 61370
Automatic Data Process.                   COM            053015103     9573   237771 SH       SOLE                237771
Avon Products Inc.                        COM            054303102     2552    96300 SH       SOLE                 96300
BB&T Cap Trust VI Pfd Sec                 PFD            05531B201      602    22100 SH       SOLE                 22100      0    0
BCE Inc.                                  COM            05534B760      702    23981 SH       SOLE                 23981
BT Group Inc.                             COM            05577E101      959    49896 SH       SOLE                 49896      0    0
Bank of America Corp.                     COM            060505104      151    10477 SH       SOLE                 10477
Bank of New York                          COM            064057102      401    16248 SH       SOLE                 16248      0    0
Becton Dickinson Co                       COM            075887109     5498    81302 SH       SOLE                 81302
Berkshire Hathaway Inc. - A               COM            084670108     1440       12 SH       SOLE                    12
Berkshire Hathaway Inc. - B               COM            084670702    16518   207278 SH       SOLE                207278      0    0
Biomed Realty Tr PFD A                    PFD            09063H206     1855    76020 SH       SOLE                 76020
Canadian Natural Resources Ltd.           COM            136385101      299     9010 SH       SOLE                  9010
CenterPoint Energy                        COM            15189T107      438    33310 SH       SOLE                 33310
Chevrontexaco Corp.                       COM            166764100      596     8779 SH       SOLE                  8779
Cigna Corp.                               COM            125509109      275     8856 SH       SOLE                  8856      0    0
Cisco Systems Inc.                        COM            17275r102     8068   378611 SH       SOLE                378611
Citigroup Inc.                            COM            172967101       50    13352 SH       SOLE                 13352      0    0
Coca Cola Company                         COM            191216100      213     4258 SH       SOLE                  4258
Comcast Corp. 6.6% Pfd.                   PFD            20030N507      999    40860 SH       SOLE                 40860
Comcast Corp. 6.8% Pfd.                   PFD            20030N408      721    28405 SH       SOLE                 28405      0    0
Comcast Corp. 7.0% Pfd.                   PFD            20030N309      553    21525 SH       SOLE                 21525      0    0
Compass Minerals International            COM            20451N101     4916    69955 SH       SOLE                 69955
ConocoPhillips                            COM            20825C104     4495    91565 SH       SOLE                 91565
Constellation Energy Preferred A          PFD            210387205      221     8580 SH       SOLE                  8580
Corts Provident Trust 1 Pfd.              PFD            22080X203      471    18830 SH       SOLE                 18830      0    0
Cross Timbers Royalty Trust               COM            22757R109      973    27990 SH       SOLE                 27990
Danaher Corp. Del                         COM            235851102      487    13110 SH       SOLE                 13110
Devon Energy Corp.                        COM            25179M103     7436   122066 SH       SOLE                122066
Diageo PLC ADR                            COM            25243Q205     9690   154447 SH       SOLE                154447      0    0
Digital Realty Trust Pfd                  PFD            253868202      689    27275 SH       SOLE                 27275
Dominion Resources Inc.                   COM            25746U109     2460    63503 SH       SOLE                 63503      0    0
Duke Energy Corp.                         COM            26441C105     2088   130502 SH       SOLE                130502
Eaton Vance Tax                           COM            27829F108      174    18250 SH       SOLE                 18250
Enbridge Energy Mgmt                      COM            29250X103     2297    45032 SH       SOLE                 45032
Enbridge Energy Ptrs. LP                  COM            29250R106     1160    22125 SH       SOLE                 22125
Energy Transfer Partners                  COM            29273R109     3007    64813 SH       SOLE                 64813
Enerplus Resources Fund                   COM            29274D604      826    38286 SH       SOLE                 38286
Enterprise Products Pptns Lp              COM            293792107     1091    30850 SH       SOLE                 30850      0    0
Exelon Corp.                              COM            30161N101     1894    49889 SH       SOLE                 49889      0    0
ExxonMobil Corp.                          COM            30231G102     5437    95261 SH       SOLE                 95261      0    0
Fastenal Co.                              COM            311900104      260     5187 SH       SOLE                  5187      0    0
Felcor Lodging Trust Inc. Pfd. A          PFD            31430F200     1353    66775 SH       SOLE                 66775
Felcor Lodging Trust Inc. Pfd. C          PFD            31430F507     1047    53220 SH       SOLE                 53220
Gatx Corp.                                COM            361448103      507    19010 SH       SOLE                 19010      0    0
General Dynamics Corp.                    COM            369550108     2325    39695 SH       SOLE                 39695
General Electric Co.                      COM            369604103     5240   363382 SH       SOLE                363382
General Mills Inc.                        COM            370334104     2280    64197 SH       SOLE                 64197
Google Inc. Cl A                          COM            38259p508     3283     7378 SH       SOLE                  7378

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Great Plains Energy Inc.                  COM            391164100      714    41961 SH       SOLE                 41961      0    0
Hersha Hospitality Trust Pfd. A           PFD            427825203      229    10350 SH       SOLE                 10350      0    0
Hilltop Holdings Pfd. A                   PFD            432748200     1581    62500 SH       SOLE                 62500
Huaneng Power International               COM            443304100     1034    43929 SH       SOLE                 43929
Intel Corp.                               COM            458140100      684    35161 SH       SOLE                 35161
Johnson & Johnson                         COM            478160104     9845   166700 SH       SOLE                166700
Kinder Morgan Energy Ptrs.                COM            494550106     3305    50804 SH       SOLE                 50804      0    0
Kinder Morgan Mgmt.                       COM            49455U100     4959    87636 SH       SOLE                 87636
LTC Properties, Inc. Preferred F          PFD            502175607      439    17620 SH       SOLE                 17620      0    0
Legg Mason Corp Equity Unit               COM            524901303      837    29350 SH       SOLE                 29350      0    0
Lowe's Companies Inc.                     COM            548661107     6502   318390 SH       SOLE                318390
MFA Mortgage Investments Pfd. A           PFD            55272X201      294    11800 SH       SOLE                 11800      0    0
Markel Corp.                              COM            570535104      363     1069 SH       SOLE                  1069      0    0
Medtronic Inc.                            COM            585055106     2348    64744 SH       SOLE                 64744      0    0
Merck & Co. Inc Pfd B 6%                  PFD            58933Y204     3169    12677 SH       SOLE                 12677      0    0
Methanex Corp.                            COM            59151K108      674    34236 SH       SOLE                 34236
Microsoft Corp.                           COM            594918104     7790   338529 SH       SOLE                338529
National Grid PLC ADR                     COM            636274300      892    24216 SH       SOLE                 24216      0    0
Nextera Energy Inc.                       PFD            65339F309     1110    22486 SH       SOLE                 22486      0    0
Noble Corp.                               COM            H5833N103     2660    86058 SH       SOLE                 86058      0    0
Novartis AG ADR                           COM            66987V109    10010   207162 SH       SOLE                207162      0    0
Nstar                                     COM            67019E107     1042    29776 SH       SOLE                 29776      0    0
Nuveen Floating Rate Income Fund          COM            67072T108      976    90245 SH       SOLE                 90245      0    0
Oneok Inc.                                COM            682680103      342     7896 SH       SOLE                  7896      0    0
Owens & Minor                             COM            690732102      204     7200 SH       SOLE                  7200      0    0
Penn West Energy Trust                    COM            707885109     1303    68499 SH       SOLE                 68499      0    0
Pepsico Inc.                              COM            713448108      277     4542 SH       SOLE                  4542      0    0
Pfizer Inc.                               COM            717081103     5217   365868 SH       SOLE                365868      0    0
Potomac Electric Pwr Co.                  COM            713291102      471    30060 SH       SOLE                 30060      0    0
Procter & Gamble Co.                      COM            742718109    10985   183144 SH       SOLE                183144      0    0
Provident Energy Trust                    COM            74386K104      370    53813 SH       SOLE                 53813      0    0
Public Storage Dep                        PFD            74460D232      433    17773 SH       SOLE                 17773      0    0
Public Storage Preferred G                PFD            74460D364      254    10110 SH       SOLE                 10110      0    0
Public Storage Prf K                      PFD            74460D273      262    10350 SH       SOLE                 10350      0    0
Spectra Energy                            COM            847560109     1464    72956 SH       SOLE                 72956      0    0
Sun Hydraulics Corp.                      COM            866942105      402    17119 SH       SOLE                 17119      0    0
Sunstone Hotel Investors Pfd. A           PFD            867892200     1178    49090 SH       SOLE                 49090      0    0
TC Pipelines LP                           COM            87233q108      569    13885 SH       SOLE                 13885      0    0
Tejon Ranch Co.                           COM            879080109      388    16800 SH       SOLE                 16800      0    0
Terex Corp.                               COM            880779103     6534   348658 SH       SOLE                348658      0    0
Thermo Fisher Scientific Inc.             COM            883556102     5359   109257 SH       SOLE                109257      0    0
Tupperware Corp.                          COM            899896104      426    10700 SH       SOLE                 10700      0    0
United Parcel Service - B                 COM            911312106     6995   122964 SH       SOLE                122964      0    0
Unumprovident Corp.                       COM            91529Y106      408    18800 SH       SOLE                 18800      0    0
Verizon Communications                    COM            92343v104     3029   108101 SH       SOLE                108101      0    0
Vodaphone Group ADR                       COM            92857W209      529    25601 SH       SOLE                 25601      0    0
Wal-Mart Stores Inc.                      COM            931142103      889    18496 SH       SOLE                 18496      0    0
Walgreen Company                          COM            931422109      393    14705 SH       SOLE                 14705      0    0
Weight Watchers Int'l.                    COM            948626106     5662   220379 SH       SOLE                220379      0    0
Wellpoint Inc.                            COM            94973V107     7147   146064 SH       SOLE                146064      0    0
Wells Fargo & Co.                         COM            949746101      225     8804 SH       SOLE                  8804      0    0
Wells Fargo & Co. Pfd L                   PFD            949746804     1588     1706 SH       SOLE                  1706      0    0
Westar Energy Inc.                        COM            95709T100      976    45155 SH       SOLE                 45155      0    0
Western Union Co.                         COM            959802109     7863   527362 SH       SOLE                527362      0    0
WisdomTree Emerging Markets               COM            97717W315     5406   118611 SH       SOLE                118611      0    0
WisdomTree Pacific ex-Japan Total Div     COM            97717W810      227     4250 SH       SOLE                  4250      0    0
Xcel Energy Inc.                          COM            98389B100     1396    67720 SH       SOLE                 67720      0    0
Zimmer Holdings Inc.                      COM            98956P102     1540    28485 SH       SOLE                 28485      0    0
iShares Barclay 1-3 Year Credit Bond      COM            464288646      262     2520 SH       SOLE                  2520      0    0


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